Debt - Narrative (Details) $ / shares in Units, ₨ in Millions							1 Months Ended					3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 15, 2022	Aug. 18, 2022 USD ($) $ / shares shares	Aug. 12, 2022 USD ($) $ / shares shares	Jun. 15, 2021 USD ($) $ / shares shares	Jun. 09, 2021 USD ($) shares	Mar. 23, 2021 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) quarterly_installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) loan	Mar. 31, 2023	Mar. 31, 2022 USD ($)	Dec. 31, 2021 INR (₨)	Jan. 24, 2021 USD ($)	Jan. 06, 2021 USD ($)	Nov. 30, 2020 USD ($)	Apr. 30, 2020 USD ($) loan_agreement
Debt Instrument [Line Items]
Interest Expense															$ 26,500,000	$ 19,516,000
Gain (loss) on extinguishment of debt															(14,610,000)	151,000
Payments of debt issuance costs															1,475,000	8,100,000
Stock issued during period, reverse stock splits (in shares) | shares		115,000
Stock issued during period, reverse stock splits		$ 700,000
Repayments of notes to related parties															0	4,200,000
Total debt												$ 182,650,000			182,500,000	182,650,000
Carrying or outstanding amount of debt												120,510,000			145,962,000	120,510,000
Debt, current												22,093,000			0	22,093,000
Repayments of seller notes															18,680,000	99,207,000
Thrasys | Affiliated Entity
Debt Instrument [Line Items]
Interest expense															42,000	28,000
Repayments of notes to related parties															400,000	0
Accrued interest on debt												39,000			0	39,000
Notes payable to related parties												700,000			$ 200,000	700,000
Notes payable to related parties, interest rate															3.50%
Number of quarterly installments | quarterly_installment															8
BHS
Debt Instrument [Line Items]
Note payable																							$ 100,000
2026 Notes | Convertible notes
Debt Instrument [Line Items]
Principal amount			$ 3,000,000	$ 160,000,000
Debt instrument, interest rate				6.25%
Convertible, shares issuable (in shares) | shares			1,079,812	1,502,347
Conversion price (in dollars per share) | $ / shares			$ 106.5	$ 106.5
Proceeds from issuance of long-term debt				$ 151,900,000
Debt issuance costs		2,200,000		$ 8,100,000
Fair value of derivative liability												8,000,000			$ 100,000	8,000,000
Interest Expense															3,800,000	6,000,000
Contractual interest expense															1,300,000	2,500,000
Derivative accretion															2,200,000	3,100,000
Debt issuance costs amortization															300,000	400,000
Gain on fair value of derivative liability															7,500,000	53,800,000
Repayments of convertible debt		45,000,000	$ 45,000,000
Debt instrument, fact amount, per instrument			$ 2,000,000
Debt repurchase, percentage of principal amount			100.00%
Gain (loss) on extinguishment of debt															(14,600,000)
Total debt												0			115,000,000	0
2025 Notes | Convertible notes
Debt Instrument [Line Items]
Principal amount		$ 67,500,000
Convertible, shares issuable (in shares) | shares		3,857,142
Conversion price (in dollars per share) | $ / shares		$ 17.5
Contractual interest expense															2,100,000
Debt issuance costs amortization															200,000
Debt repurchase, percentage of principal amount		105.00%
Proceeds from debt		$ 22,500,000
Payments of debt issuance costs		$ 1,500,000
Debt instrument, interest rate floor (percent)	12.21%	10.50%
Debt redemption, repurchase increment		$ 1,000
Sale of assets, net proceeds threshold for repurchase		$ 15,000,000
Sale of assets, cash repurchase price as a percentage of net proceeds		20.00%
Sale of assets, net proceeds threshold, redemption price percentage		100.00%
Interest expense															$ 2,300,000
Effective interest rate															13.53%
Total debt												160,000,000			$ 67,500,000	160,000,000
2025 Notes | Convertible notes | Subsequent Event
Debt Instrument [Line Items]
Effective interest rate																		14.03%
2025 Notes | Convertible notes | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate (percent)		9.00%
Loan Agreement
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt					$ 0
Unamortized debt issuance costs					0
Loan Agreement | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Debt paid off					1,800,000
Loan Agreement | Line of Credit | Revolving Credit Facility | TTC
Debt Instrument [Line Items]
Maximum borrowings																					$ 1,800,000
Loan Agreement | Term Loan
Debt Instrument [Line Items]
Debt paid off					9,100,000
Loan Agreement | Term Loan | TTC
Debt Instrument [Line Items]
Principal amount																					$ 10,800,000
INR-denominated term loans | Secured Debt | Glocal
Debt Instrument [Line Items]
Total debt												700,000				700,000
Repayments of long-term debt														$ 100,000
Accrued interest on debt												23,000				23,000
Debt forgiven												2,300,000
INR-denominated term loans | Secured Debt | Glocal | Minimum
Debt Instrument [Line Items]
Debt instrument, interest rate															11.15%
INR-denominated term loans | Secured Debt | Glocal | Maximum
Debt Instrument [Line Items]
Debt instrument, interest rate															16.25%
INR-denominated term loans | Secured Debt | Glocal | INR
Debt Instrument [Line Items]
Carrying or outstanding amount of debt | ₨																				₨ 54.0
2021 Note | Convertible notes
Debt Instrument [Line Items]
Principal amount						$ 4,100,000
Debt instrument, interest rate						15.00%
Proceeds from issuance of long-term debt						$ 3,000,000
Debt issuance costs						1,000,000
Gain (loss) on extinguishment of debt					(31,000)
Payments of debt issuance costs						100,000
Repayments of long-term debt					$ 3,600,000
Converted amount						$ 500,000
Debt instrument, term (in years)						9 months
Debt conversion, shares issued (in shares) | shares					50,000
Write off of debt issuance costs					$ 500,000
2026 5% Note | Convertible notes
Debt Instrument [Line Items]
Principal amount																						$ 1,500,000
Debt instrument, interest rate																						5.00%
Gain (loss) on extinguishment of debt					100,000
Carrying or outstanding amount of debt					1,500,000
Accrued interest on debt					$ 30,000
Debt conversion, shares issued (in shares) | shares					150,367
Paycheck Protection Program Loans | Medium-term Notes | Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Debt instrument, interest rate																								1.00%
Paycheck Protection Program Loans | Medium-term Notes | TTC | Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Principal amount																								$ 1,900,000
Debt forgiven									$ 300,000	$ 900,000							$ 700,000
Number of loan agreements | loan_agreement																								5
Number of loans fully forgiven | loan																	3
Paycheck Protection Program Loans | Medium-term Notes | Thrasys | Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Principal amount																	$ 500,000							$ 500,000
Paycheck Protection Program Loans | Medium-term Notes | BHS | Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Principal amount												1,000,000				1,000,000								$ 1,000,000
Provider Relief and EIDL Funds | Unsecured Debt
Debt Instrument [Line Items]
Total debt												123,000			$ 0	123,000
Provider Relief and EIDL Funds | Unsecured Debt | TTC
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt											$ 500,000
Funds used																			$ 500,000
Provider Relief and EIDL Funds | Unsecured Debt | BHS
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt													$ 200,000
Funds used																			100,000
Debt, current																			$ 100,000
Seller notes | Notes Payable
Debt Instrument [Line Items]
Principal amount												18,700,000			0	18,700,000
Interest expense															1,200,000	1,600,000
Total debt												18,680,000			0	18,680,000
Accrued interest on debt												$ 700,000			$ 0	$ 700,000
Repayments of seller notes					$ 88,100,000		$ 18,700,000	$ 11,100,000
Accrued interest							$ 1,900,000
Senior financing facility | Senior notes
Debt Instrument [Line Items]
Facility fee					$ 500,000